Schedules of Investments ─ IQ Enhanced Core Bond U.S. ETF

January 31, 2020 (unaudited)

	Shares	Value
Investment Companies — 99.9%
Investment Grade Corporate Bond Funds — 17.0%
iShares Broad USD Investment Grade Corporate Bond ETF	4,091	$243,824
SPDR Portfolio Intermediate Term Corporate Bond ETF	3,749	134,289
SPDR Portfolio Long Term Corporate Bond ETF	2,405	75,228
Vanguard Intermediate-Term Corporate Bond ETF	3,472	324,077
Vanguard Long-Term Corporate Bond ETF	3,739	393,530
Total Investment Grade Corporate Bond Funds		1,170,948

Mortgage Backed Securities Funds — 44.5%
iShares MBS ETF	18,033	1,963,072
SPDR Portfolio Mortgage Backed Bond ETF	2,677	70,726
Vanguard Mortgage-Backed Securities ETF	19,203	1,027,745
Total Mortgage Backed Securities Funds		3,061,543

Short Maturity Investment Grade Corporate Bond Fund — 5.5%
Vanguard Short-Term Corporate Bond ETF	4,608	376,796

Short-Term Treasury Bond Funds — 32.9%
Schwab Short-Term U.S. Treasury ETF	20,630	1,047,591
Vanguard Short-Term Treasury ETF	19,909	1,217,834
Total Short-Term Treasury Bond Funds		2,265,425

Total Investment Companies
(Cost $6,791,297)		6,874,712
Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(a)
(Cost $12,109)	12,109	12,109
Total Investments — 100.1%
(Cost $6,803,406)		6,886,821
Other Assets and Liabilities, Net — (0.1)%		(2,540)
Net Assets — 100.0%		$6,884,281

(a) Reflects the 1-day yield at January 31, 2020.

Schedules of Investments ─ IQ Enhanced Core Bond U.S. ETF (continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Investment Companies	$6,874,712	$–	$–	$6,874,712
Short-Term Investment:
Money Market Fund	12,109	–	–	12,109
Total Investments in Securities	$6,886,821	$–	$–	$6,886,821

(b) For a complete listing of investments and their industries, see the Schedules of Investments.